RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 22, 2021
Related Party Transaction [Line Items]
General and administrative expenses - Related Party		$ 51,708	$ 79,850	$ 79,850	$ 339,708	$ 167,849
Sponsor
Related Party Transaction [Line Items]
Proceeds from promissory note - related party					117,000	117,000
Working capital loans | Sponsor
Related Party Transaction [Line Items]
Working capital loan outstanding		300,000			300,000	0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note							$ 200,000
Proceeds from promissory note - related party	$ 117,000
Outstanding balance of related party note	$ 117,000	0			0	0
Related Party Loans | Working capital loans
Related Party Transaction [Line Items]
Working capital loan outstanding		300,000			300,000	0
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000	$ 1,500,000
Price of warrants		$ 1.00			$ 1.00	$ 1.00
Support Agreement and Services
Related Party Transaction [Line Items]
Expenses incurred and paid					$ 16,000	$ 18,000
General and administrative expenses - Related Party						55,000
Support Agreement and Services | Sponsor
Related Party Transaction [Line Items]
Expenses per month					$ 10,000	10,000
General and administrative expenses - Related Party						$ 113,000